CONSOLIDATED BALANCE SHEETS (Parentheticals) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Property, plant and equipment, net related to VIE	$ 354	$ 383
Long term debt related to VIE	$ 293	$ 303
Stockholders' Equity Attributable to Parent [Abstract]
Preferred stock, shares authorized	50,000,000	50,000,000
Preferred stock, shares issued	0	0
Common stock, shares authorized	750,000,000	750,000,000
Common stock, shares outstanding	250,152,514	248,298,080
Common stock par value (in dollars per share)	$ 0	$ 0
San Diego Gas and Electric Company [Member]
Property, plant and equipment, net related to VIE	$ 354	$ 383
Long term debt related to VIE	$ 293	$ 303
Stockholders' Equity Attributable to Parent [Abstract]
Preferred stock, shares authorized	45,000,000	45,000,000
Preferred stock, shares issued	0	0
Common stock, shares authorized	255,000,000	255,000,000
Common stock, shares outstanding	117,000,000	117,000,000
Common stock par value (in dollars per share)	$ 0	$ 0
Southern California Gas Company [Member]
Stockholders' Equity Attributable to Parent [Abstract]
Preferred stock, shares authorized	11,000,000	11,000,000
Preferred stock, shares outstanding	1,000,000	1,000,000
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares outstanding	91,000,000	91,000,000